Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited)	Jun. 30, 2023 £ / shares shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 £ / shares shares	Dec. 31, 2022 $ / shares shares
Ordinary shares, par value | (per share)	£ 0.001	$ 0.001	£ 0.001	$ 0.001
Ordinary shares, shares authorized	40,946,239	40,946,239	40,932,727	40,932,727
Ordinary shares, shares issued	40,946,239	40,946,239	40,932,727	40,932,727
Ordinary shares, shares outstanding	40,946,239	40,946,239	40,932,727	40,932,727
Deferred shares, par value | £ / shares	£ 92,451.851		£ 92,451.851
Deferred shares, shares authorized	1	1	1	1
Deferred shares, shares issued	1	1	1	1
Deferred shares, shares outstanding	1	1	1	1